Intangible Assets and Unfavorable Lease Terms (Schedule 1) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Favorable Leases Terms Charter Out [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	$ 248,528	$ 227,335	$ 191,874
Accumulated Amortization	(88,049)	(50,754)	(21,783)
Net Book Value	160,479	176,581	170,091
Additions [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	21,193	43,780
Accumulated Amortization	(37,295)	(33,311)
Net Book Value	(16,102)	10,469
Write off of Intangible asset [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost		(8,319)
Accumulated Amortization		4,340
Net Book Value		$ (3,979)